UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           November 8, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         8

Form 13F Information Table Value Total:         23,185
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE
                                                          Craig A. Drill
                                                        September 30, 2011


COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  ---------------   ------     --------  -------  --- ----  ----------  --------  ----   ------  ----
CARROLS RESTAURANT GROUP INC    COM               14574X104    355      39,917  SH        SOLE        NONE       39,917
CELGENE CORP                    RIGHT 12/31/2011  151020112     41      23,700  SH        SOLE        NONE       23,700
CYNOSURE INC                    CL A              232577205  4,439     439,895  SH        SOLE        NONE      439,895
IPG PHOTONICS CORP              COM               44980X109  9,474     218,100  SH        SOLE        NONE      218,100
LIBBEY INC                      COM               529898108  4,140     392,800  SH        SOLE        NONE      392,800
MATRIX SVC CO                   COM               576853105  1,888     221,851  SH        SOLE        NONE      221,851
PENFORD CORP                    COM               707051108    593     115,100  SH        SOLE        NONE      115,100
SYNOVIS LIFE TECHNOLOGIES IN    COM               87162G105  2,255     135,000  SH        SOLE        NONE      135,000


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